Guggenheim Municipal Income Fund Average Annual Total Returns - Class R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	3.01%	0.09%	1.67%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.48%	(1.08%)	0.54%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.77%	(0.41%)	0.80%